Troubled Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Contracts	Dec. 31, 2016 USD ($) Contracts contracts
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	1
Pre- Modification Outstanding Recorded Investment	$ 40	$ 17
Post-Modification Outstanding Recorded Investment	40	17
Interest Only	0	0
Term	40	17
Combination	0	0
Total Modification	$ 40	$ 17
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contracts	3	3
Pre- Modification Outstanding Recorded Investment	$ 208	$ 116
Post-Modification Outstanding Recorded Investment	188	116
Interest Only	0	0
Term	188	116
Combination	0	0
Total Modification	$ 188	$ 116